CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets
Current assets		€ 37,936	€ 37,494	[1],[2]
Cash and cash equivalents		7,402	7,569	[1],[2]
Financial assets		12,905	14,044	[1],[2]
Trade receivables		6,030	5,093	[1],[2]
Inventories		10,064	9,259	[1],[2]
Income tax receivables		13	3	[1],[2]
Other assets		1,522	1,526	[1],[2]
Non-current assets
Non-current assets		31,416	29,508	[1],[2]
Financial assets		2,234	357	[1],[2]
Intangible assets		1,420	1,111	[1],[2]
Property, plant and equipment		27,675	27,949	[1],[2]
Investments in joint venture		33	39	[1],[2]
Other assets		54	52	[1],[2]
Total assets		69,352	67,002	[1],[2]
Current liabilities
Current liabilities		6,302	6,576	[1],[2]
Deferred income	[1],[2]		271
Trade payables		2,945	3,059	[1],[2]
Contract liabilities		817
Financial liabilities		850	1,162	[1],[2]
Other liabilities and provisions		1,690	2,084	[1],[2]
Non-current liabilities
Non-current liabilities		16,575	16,537	[1],[2]
Deferred income	[1],[2]		18
Deferred tax liabilities		76	66	[1],[2]
Financial liabilities		16,321	16,413	[1],[2]
Other liabilities and provisions		178	40	[1],[2]
Equity
Equity		46,475	43,889	[1],[2]
Subscribed capital		4,836	3,720	[1],[2]
Capital reserves		86,803	76,227	[1],[2]
Accumulated deficit		(46,400)	(37,509)	[1],[2]
Accumulated other comprehensive income		1,201	1,380	[1],[2]
Equity attributable to the owners of the company		46,440	43,818	[1],[2]
Non controlling interest		35	71	[1],[2]
Total equity and liabilities		€ 69,352	€ 67,002	[1],[2]

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.